SUBORDINATED DEBT (Details Narrative) - USD ($)														12 Months Ended
	Dec. 20, 2024	Dec. 05, 2024	Nov. 22, 2024	Sep. 06, 2024	Feb. 28, 2023	Feb. 25, 2023	Nov. 22, 2022	Sep. 21, 2022	Jun. 21, 2022	Apr. 30, 2022	Oct. 05, 2020	Jun. 30, 2020	Nov. 22, 2017	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 21, 2023	Nov. 23, 2022	Nov. 21, 2022	Mar. 22, 2022	Mar. 23, 2020	Feb. 23, 2020
Annual interest rate														24.00%					8.00%			8.00%
Conversion of shares							394,011
Amortization of debt discount
Convertible note																						$ 236,842
Warrant outstanding							984,557									16,667
Business Combination Agreement [Member]
Convertible note																					$ 3,333,334
One Note [Member]
Principal amount														$ 300,000									$ 131,250
Guaranteed Interest																								$ 6,250
Second Note [Member]
Principal amount												$ 303,000
Amortization of debt discount												2,500
Interest expense												$ 500
Third Note [Member]
Principal amount											$ 303,000
Amortization of debt discount											2,500
Interest expense											$ 500
Second Unsecured Promissory Note [Member]
Unsecured debt														300,000
Third Unsecured Promissory Note [Member]
Unsecured debt														100,000
One Promissory Note [Member]
Convertible promissory notes																				$ 355,000
Two Promissory Note [Member]
Convertible promissory notes																				$ 100,000
Promissory Note One [Membe
Notes payable																	$ 2,156,989	$ 1,561,111
Promissory Note [Member]
Convertible promissory notes																	3,333,335	3,333,335
Amortization of debt discount																	4,378	$ 940,056
Investor Two [Member]
Principal amount															$ 300,000		$ 77,250
Repayment of debt															$ 437,250
Unsecured debt														300,000
Unaffiliated Investor [Member]
Convertible promissory notes	$ 5,100	$ 70,000	$ 15,789	$ 13,500			$ 2,777,778	$ 355,000	$ 125,000	$ 100,000
Gross proceeds	5,000	$ 70,000	15,000	10,000	$ 250,000	$ 300.00	$ 2,500,000	205,000	$ 125,000	$ 100.00
Short term borrowings								$ 125,000
Unaffiliated Investor [Member] | Promissory Note Two [Member]
Convertible promissory notes			31,579	13,500	$ 277,778	$ 333,333
Gross proceeds			30,000	10,000
Unaffiliated Investor [Member] | Promissory Note One [Membe
Convertible promissory notes	42,000		5,263	13,500
Gross proceeds	$ 40,000		5,000	$ 10,000
Unaffiliated Investor [Member] | Promissory Note Three [Member]
Convertible promissory notes			10,526
Gross proceeds			$ 10,000
Six Investor [Member]
Principal amount																						526,315
Three Investors [Member]
Principal amount																						52,631
Fifth Investors [Member]
Principal amount																						105,263
Sixth Investors [Member]
Principal amount																						$ 26,315
Axxum Technologies LLC [Member]
Convertible promissory notes													$ 250,000	$ 250,000
Annual interest rate													4.00%	24.00%									5.00%
Conversion of shares													25,000
Conversion of price													$ 10.00
Debt default amount													$ 250,000
Axxum Technologies LLC [Member] | Minimum [Member]
Annual interest rate																							4.50%
Axxum Technologies LLC [Member] | Common Stock [Member]
Shares of common stock														100,000